Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of the assets	12 Months Ended
Jun. 30, 2022
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of the assets [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of the assets [Line Items]
Estimated useful lives	5 years
Furniture & Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of the assets [Line Items]
Estimated useful lives	5 years
Furniture & Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of the assets [Line Items]
Estimated useful lives	7 years